CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - CNY (¥) ¥ in Thousands	Ordinary Shares	Additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit	Total
Balance at Dec. 31, 2018	¥ 341	¥ 7,275,945	¥ (139,254)	¥ (1,615,107)	¥ 5,521,925
Balance (in shares) at Dec. 31, 2018	1,007,069,643
Changes in shareholders' equity
Loss for the period				(229,779)	(229,779)
Other comprehensive income			66,872		66,872
Total comprehensive loss			66,872	(229,779)	(162,907)
Issuance of ordinary shares	¥ 37	2,982,205			2,982,242
Ordinary shares issued (in shares)	109,850,744
Shares surrendered (in shares)	(6)
Shares issued to depository bank	¥ 16	(16)
Shares issued to depository bank (in shares)	48,962,896
Redeemable preferred shares dividends		(13,472)			(13,472)
Change in redemption value of redeemable preferred shares		(17,760)			(17,760)
Share-based compensation		62,934			62,934
Exercise of share options		42,666			42,666
Exercise of share options (in shares)	8,200,744
Settlement of liability-classified restricted share award		3,627			3,627
Settlement of liability-classified restricted shares award (in shares)	121,568
Settlement of share options and restricted share awards with shares held by depository bank (in shares)	(8,322,312)
Balance at Jun. 30, 2019	¥ 394	10,336,129	(72,382)	(1,844,886)	8,419,255
Balance (in shares) at Jun. 30, 2019	1,165,883,277
Balance at Dec. 31, 2018	¥ 341	7,275,945	(139,254)	(1,615,107)	5,521,925
Balance (in shares) at Dec. 31, 2018	1,007,069,643
Balance at Dec. 31, 2019	¥ 412	12,403,043	(52,684)	(2,057,190)	10,293,581
Balance (in shares) at Dec. 31, 2019	1,216,432,715
Changes in shareholders' equity
Loss for the period				(193,078)	(193,078)
Other comprehensive income			5,609		5,609
Total comprehensive loss			5,609	(193,078)	(187,469)
Issuance of ordinary shares	¥ 22	3,533,263			3,533,285
Ordinary shares issued (in shares)	62,153,848
Redeemable preferred shares dividends		(26,667)			(26,667)
Share-based compensation		133,842			133,842
Exercise of share options		77,415			¥ 77,415
Exercise of share options (in shares)	13,960,096				13,960,096
Vesting of restricted shares (in shares)	3,511,800
Settlement of liability-classified restricted share award		4,675			¥ 4,675
Settlement of liability-classified restricted shares award (in shares)	100,136
Settlement of share options and restricted share awards with shares held by depository bank (in shares)	(17,572,032)
Balance at Jun. 30, 2020	¥ 434	¥ 16,125,571	¥ (47,075)	¥ (2,250,268)	¥ 13,828,662
Balance (in shares) at Jun. 30, 2020	1,278,586,563